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September 30, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:   RiverSource International Series, Inc.
         Columbia Asia Pacific ex-Japan Fund
         (formerly known as Threadneedle Asia Pacific Fund)
         Columbia European Equity Opportunity Fund
         (formerly known as Threadneedle European Equity Fund)

         Post-Effective Amendment No. 53
         File Nos. 002-92309/811-04075

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 53 (Amendment). This Amendment was filed electronically on Sept. 27, 2010.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.